Finance Lease Receivables - Disclosure of payments to received on finance lease receivables (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
less: amount representing interest income	$ (618,954)
Finance Lease Receivable	3,395,739	$ 3,922,391	$ 1,330,291
Current Portion of Finance Lease Receivable	443,880	308,505
Long Term Portion of Finance Lease Receivable	2,951,859	$ 3,613,886
Year 1 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	792,115
Year 2
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	1,224,975
Year 3 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	785,861
Year 4 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	328,058
Year 5 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	332,184
Year 6 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	$ 551,500